RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - Reclassifications and Adjustments Arising from New Impairment Rules (Details) - IFRS 9 - USD ($) $ in Thousands		Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		$ 507
Reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Closing balance as of December 31, 2017 - IAS 39			$ 1,416,121
Impact of adopting new accounting standard	[1]	450
Opening balance as of January 1, 2018 - IFRS 9		1,416,571
Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Closing balance as of December 31, 2017 - IAS 39			$ 6,491,385
Impact of adopting new accounting standard	[1]	(147)
Opening balance as of January 1, 2018 - IFRS 9		6,491,238
Financial instruments | Reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		733
Financial instruments | Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		(658)
Income tax related to Financial instruments | Reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		(124)
Income tax related to Financial instruments | Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		124
Allowance for impairment of trade receivables | Reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		0
Allowance for impairment of trade receivables | Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		569
Income tax related to Allowance for impairment of trade receivables | Reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		0
Income tax related to Allowance for impairment of trade receivables | Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		(137)
Effect on Minority interest related to the adoption of IFRS 9 | Reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		(159)
Effect on Minority interest related to the adoption of IFRS 9 | Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact of adopting new accounting standard		$ (45)

[1]	Shareholders’ equity determined in accordance with accounting principles generally accepted in Luxembourg is disclosed in Note 25 (iii).